Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

Note 16 : Income taxes

No income tax arose in the United States of America by the Group for the years ended December 31, 2022, 2021 and 2020.

The Company and Pact Asia Pacific Limited are exempt from taxation in the British Virgin Islands (“BVI”).

Far East and Euro Tech (China) Limited provided for Hong Kong profits tax at a rate of 8.25% on assessable profits up to US$256,000; and 16.5% on any part of assessable profits over US$256,000 in year 2022 and 2021 (2020: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of Far East, provides for PRC Enterprise Income Tax (“EIT”) at a rate of 25% (2021 and 2020: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2022, ETTS had an assessable loss carried forward of US$103,000 as agreed by the local tax authority to offset its profit for the forth coming years (2021: US$18,000 and 2020: US$604,778). Such loss will expire in 5 years.

Shanghai Euro Tech Limited (“SET”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2021 and 2020: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2022, SET had an assessable loss carried forward of US$982,000 as agreed by the local tax authority to offset its profit for the forth coming years (2021: US$678,000 and 2020: US$658,733). Such loss will expire in 5 years.

Shanghai Euro Tech Environmental Engineering Company Limited (“SETEE”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2021 and 2020: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2022, SETEE had no assessable loss carried forward to offset its profit for the forth coming years (2021: Nil and 2020 : Nil).

Yixing Pact Environmental Technology Co. Ltd. (“Yixing”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2021 and 2020: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2022, Yixing had an assessable loss carried forward of US$1,509,000 as agreed by the local tax authority to offset its profit for the forth coming years (2021: US$1,759,000 and 2020: US$2,304,828). Such loss will expire in 5 years.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of Far East’s subsidiaries located in the PRC that are available for distribution to Far East of approximately US$0.6 million at December 31, 2022 (2021: US$0.6 million and 2020: US$0.6 million) are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to Far East. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

The Company and its subsidiaries are based in Hong Kong and PRC and file Hong Kong profits tax return and PRC EIT return, respectively. The components of the (provision) / credit for income taxes (expense) / credit were as follows:

	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Current taxes (expense )
Hong Kong profits tax and the PRC EIT	-	(57)	(4)
Income tax expense	-	(57)	(4)

Deferred tax (expenses) / credit
Hong Kong and the PRC	(24)	147	(92)
Total deferred tax (expenses) / credit	(24)	147	(92)

Total (expense) / credit	(24)	90	(96)

The items comprising the difference between income taxes computed at the Hong Kong profits tax and PRC EIT statutory tax rates in effect for 2022, 2021 and 2020 and our effective tax rates were as follows:

	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000

Income before income taxes	563	1,276	498
Computed tax using respective companies’ statutory tax rates	131	158	133
Change in valuation allowances	58	349	48
Under-provision for income taxes in prior years	-	(12)	-
Non-deductible expenses	(213)	(405)	(277)
Income tax (expense) / credit at effective tax rate	(24)	90	(96)

The components of deferred tax assets / (liabilities) are as follows:

	December 31,
	2022	2021
	US$’000	US$’000

Tax losses	649	614
Temporary differences	-	(3)
Less: Valuation allowances	(541)	(469)
Net deferred tax assets	108	142

Uncertain tax positions

As a result of the Group’s analysis, management has determined that the Group does not have any material uncertain tax positions.